CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net income	$ 67	$ 82
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	100	98
Provision for doubtful accounts	189	179
Deferred income tax expense	38	35
Stock-based compensation expense	8	7
Impairment of long-lived assets and goodwill, and restructuring charges, net	3	8
Litigation and investigation costs	2	11
Fair market value adjustments related to interest rate swap and LIBOR cap agreements	0	19
Amortization of debt discount and debt issuance costs	5	8
Pre-tax (income) loss from discontinued operations	(2)	10
Other items, net	(3)	(11)
Changes in cash from operating assets and liabilities:
Accounts receivable	(324)	(277)
Inventories and other current assets	(8)	(109)
Income taxes	3	(14)
Accounts payable, accrued expenses and other current liabilities	(109)	(42)
Other long-term liabilities	16	12
Payments against reserves for restructuring charges and litigation costs and settlements	(11)	(7)
Net cash used in operating activities from discontinued operations, excluding income taxes	(16)	(11)
Net cash used in operating activities	(42)	(2)
Cash flows from investing activities:
Purchases of property and equipment - continuing operations	(136)	(116)
Purchases of businesses or joint venture interests	(3)	(18)
Proceeds from sales of marketable securities, long-term investments and other assets	3	5
Net cash used in investing activities	(136)	(129)
Cash flows from financing activities:
Repayments of borrowings under credit facility	(455)	0
Proceeds from borrowing under credit facility	658	0
Repayments of other borrowings	(4)	(1)
Repurchases of common stock	(26)	0
Cash dividends on preferred stock	(6)	(6)
Distributions paid to noncontrolling interests	(3)	(2)
Other items, net	5	2
Net cash provided by (used in) financing activities	169	(7)
Net decrease in cash and cash equivalents	(9)	(138)
Cash and cash equivalents at beginning of period	113	405
Cash and cash equivalents at end of period	104	267
Supplemental disclosures:
Interest paid, net of capitalized interest	(102)	(97)
Income tax payments, net	$ (2)	$ (24)